3. SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	152.60%	106.50%	108.82%
Risk-free rate	1.67%	0.92%	3.11%
Expected life in years	10 years	9 years	10 years